SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2023
Segment Information
Schedule of segment results

	Wastewater treatment	Exploration and mining	Corporate activities	Total
	CNY	CNY	CNY	CNY
Six months ended June 30, 2022 (Unaudited)
Revenues from external customers	16,072	—	—	16,072

Segment profit before income tax	3,784	245	1	4,030

Income tax expenses				(357)

Profit for the period				3,673

Other items
Depreciation of property, plant and equipment	(114)	(26)	(1)	(141)
Depreciation of right of use assets	(347)	—	(360)	(707)
Amortization of intangible assets	(404)	—	—	(404)
Impairment (losses)/reversal on financial assets
- Trade receivables	(1,936)	—	—	(1,936)
- Contract assets	41	—	—	41
- Other receivables	—	—	(1,077)	(1,077)
Other income	30	700	1	731
Fair value gain on financial instruments	—	—	559	559
Finance costs	(1,799)	(1)	(22)	(1,822)
Finance income	7,857	—	1,519	9,376

For the six months ended June 30, 2023, the segment results were as follows:

	Wastewater treatment	Exploration and mining	Corporate activities	Total
	CNY	CNY	CNY	CNY
Six months ended June 30, 2023 (Unaudited)
Revenues from external customers	12,216	—	—	12,216

Segment profit (loss) before income tax	353	(73)	(7,914)	(7,634)

Income tax expenses				(1,827)

Loss for the period				(9,461)

Other items
Depreciation of property, plant and equipment	(103)	(2)	(1)	(106)
Depreciation of right of use assets	(359)	—	(354)	(713)
Amortization of intangible assets	(395)	—	—	(395)
Impairment (losses)/reversal on financial assets
- Trade receivables	(388)	—	—	(388)
- Contract assets	(3,546)	—	—	(3,546)
- Other receivables	—	—	(6,829)	(6,829)
Other income	142	500	—	642
Fair value loss on financial instruments	—	—	(86)	(86)
Finance costs	(1,884)	(1)	(45)	(1,930)
Finance income	4,702	—	3,399	8,101

For the six months ended June 30, 2023, the segment results were as follows (continued):

	Wastewater treatment	Exploration and mining	Corporate activities	Total
	US$	US$	US$	US$
Six months ended June 30, 2023 (Unaudited)
Revenues from external customers	1,684	—	—	1,684

Segment profit(loss) before income tax	49	(10)	(1,091)	(1,052)

Income tax expenses				(252)

Loss for the period				(1,304)

Other items
Depreciation of property, plant and equipment	(14)	—	—	(14)
Depreciation of right of use assets	(49)	—	(49)	(98)
Amortization of intangible assets	(54)	—	—	(54)
Impairment (losses)/reversal on financial assets
- Trade receivables	(53)	—	—	(53)
- Contract assets	(489)	—	—	(489)
- Other receivables	—	—	(942)	(942)
Other income	20	69	—	89
Fair value loss on financial instruments	—	—	(12)	(12)
Finance costs	(260)	—	(6)	(266)
Finance income	648	—	469	1,117

Schedule of operating segment

	Wastewater treatment	Exploration and mining	Corporate activities	Total
	CNY	CNY	CNY	CNY
As of December 31, 2022 (Audited)

Segment assets	312,229	286	87,476	399,991

Reconciliation:
Elimination of inter-segment receivables				(80,000)

Total assets				319,991

Segment liabilities	107,096	3,298	96,140	206,534

Reconciliation:
Elimination of inter-segment payables				(80,000)

Unallocated liabilities:
Deferred tax liabilities				5,276
Income tax payable				10,732

Total liabilities				142,542

	Wastewater treatment	Exploration and mining	Corporate activities	Total
	CNY	CNY	CNY	CNY
As of June 30, 2023 (Unaudited)

Segment assets	313,098	255,233	80,522	648,853

Reconciliation:
Elimination of inter-segment receivables				(80,000)

Total assets				568,853

Segment liabilities	113,448	258,436	92,368	464,252

Reconciliation:
Elimination of inter-segment payables				(80,000)

Unallocated liabilities:
Deferred tax liabilities				5,266
Income tax payable				11,729

Total liabilities				401,247

The following table presents the asset and liability information of the Group’s operating segments as of December 31, 2022, and June 30, 2023(continued):

	Wastewater treatment	Exploration and mining	Corporate activities	Total
	US$	US$	US$	US$
As of June 30, 2023 (Unaudited)

Segment assets	43,165	35,188	11,101	89,454

Reconciliation:
Elimination of inter-segment receivables				(11,029)

Total assets				78,425

Segment liabilities	15,640	35,633	12,734	64,007

Reconciliation:
Elimination of inter-segment payables				(11,029)

Unallocated liabilities:
Deferred tax liabilities				726
Income tax payable				1,617

Total liabilities				55,321